Commitments and Credit Risk (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding commitments to originate loans
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 4,487,069	$ 5,238,175
Outstanding commitments to originate loans | Fixed Income Interest Rate
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 3,975,319	2,028,000
Outstanding commitments to originate loans | Fixed Income Interest Rate | Minimum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	3.35%
Outstanding commitments to originate loans | Fixed Income Interest Rate | Maximum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	7.75%
Standby Letters of Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 80,250	110,000
Unused lines of Credit | Commercial lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	25,397,811	26,836,352
Unused lines of Credit | Open-ended consumer lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 16,111,112	$ 15,869,821